SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Consideration Transferred To Acquired	The following tables summarize the consideration transferred to acquired Xtreme at the date of acquisition:
$
Cash	569,467
Consideration shares	4,658,476
Total consideration at fair value	5,227,943